Details of the Statements of Profit or Loss and other Comprehensive Income - Schedule of Financing Expenses (Details) - Financing Expenses [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financing Expenses [Line Items]
Debentures interest and related expenses	€ 8,316	€ 6,641	€ 3,876
Interest and commissions related to projects finance	6,364	5,938	5,825
Amortization of capitalized expenses related to projects finance	248	252	252
Interest on minority shareholder loan	2,047	2,144	2,014
Bank charges and other commissions	548	206	247
Interest on lease liability	459	337	341
Loss from exchange rate differences, net	8,335	7,768
Total financing expenses	€ 26,317	€ 23,286	€ 12,555